GRAUBARD MILLER
THE CHRYSLER BUILDING
405 LEXINGTON AVENUE
NEW YORK, NEW YORK 10174

Facsimile: (212) 818-8881	Direct Dial: (212) 818-8638

April 7, 2005

VIA EDGAR and FEDERAL EXPRESS

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 0511
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Juniper Partners Acquisition Corp. Registration Statement on Form S-1 File No. 333-123050 Filed March 1, 2005

Dear Mr. Reynolds:

On behalf of Juniper Partners Acquisition Corp. ("Company"), we respond as follows to the Staff's comments received on March 30, 2005 relating to the above-captioned Registration Statement. Captions and page references herein correspond to those set forth in Amendment No. 1 to the Registration Statement, a copy of which has been marked with the changes from the initial filing. Please note that for the Staff's convenience, we have recited each of the Staff's comments and provided the Company's response to each comment immediately thereafter.

General

1.	Please furnish supplementally a statement as to whether or not the amount of compensation to be allowed or paid to the underwriters has been cleared with the NASD. Prior to the effectiveness of this registration statement, the staff requests that we be provided with a copy of the letter informing that the NASD has no objections.

The amount of compensation to be allowed or paid to the underwriters is currently being reviewed by the NASD and has not been cleared at this time. We will provide you with a copy of the NASD letter or arrange for a call to you from the NASD once the NASD has stated that it has no objections regarding the underwriting arrangements in this offering.

2.	Prior to effectiveness of this registration statement, please confirm supplementally that you have resolved any outstanding state regulatory agency comments and that you have received clearance from all states where you have applied to have the units registered for sale.

To date, we have only received comments from the State of Maryland. We responded to comments from the State of Maryland on March 22, 2005. We hereby confirm that we will resolve all outstanding comments from state regulatory agencies in which we have applied to have the units registered for sale prior to the effectiveness of the registration statement.

3.	Revise your disclosure throughout the prospectus referencing your intent to have the company's securities listed on the OTC Bulletin Board to clarify that there is no assurance that such securities will be listed for trading on the OTC Bulletin Board.

As with prior similar offerings, the Company will not request acceleration of effectiveness of the offering until the OTC Bulletin Board confirms that the units will be quoted. Accordingly, we do not believe the requested clarification is necessary.

United States Securities and Exchange Commission
April 7, 2005

4.	If true, please provide disclosure throughout the prospectus as appropriate that you will not proceed with a business combination if Class B common stock holders "owning 20% or more of the shares sold in this offering vote against the business combination and exercise their conversion rights." Additionally, please revise to clarify that this is a two step process (first, they would have to vote against the combination, and second, they have to exercise their conversion rights) and that voting against the combination alone will not result in a pro rata distribution of the trust fund to the Class B holders.

We have revised the disclosure throughout the prospectus as requested.

5.	Disclose in all appropriate places in the prospectus whether the officer and directors of the company and affiliates thereof are eligible to purchase Series B Units, and if so, the potential conflicts of interest that may result, including but not limited to, the voting by such persons of their Class B shares with respect to a business combination.

We have revised the 12th risk factor and the 4th bullet under "Management – Conflicts of Interest" to indicate that officers and directors are entitled to purchase Series B Units in the offering and in the open market and to disclose the potential conflicts of interest that may result from such purchases.

6.	Clarify and provide disclosure, in the summary, risk factors, description of securities, and elsewhere as appropriate, to the extent that the exercise of the outstanding Class W and Class Z warrants could result in a change of control of the company, whether prior or subsequent to the consummation of a business combination transaction.

Since the Class W warrants and Class Z warrants are being packaged in the Series A and Series B Units being sold in the offering, the exercise of such warrants in the hands of the initial purchasers would not result in a change of control. A change of control would occur only if a person was able to acquire a sufficient number of warrants. Due to the wide nature of holdings in a public offering, we do not believe this is a very significant risk. Additionally, the Class W warrants and Class Z warrants are not currently exercisable and will not become exercisable until the completion of a business combination. Accordingly, we have not revised the prospectus to include this risk.

7.	In various places in the prospectus reference is made to the "representative." Please clarify the disclosure to specifically identify this person/entity and discuss any affiliations of such person/entity with the company, the underwriter, or any officer or director.

The cover of the prospectus specifically indicates that HCFP/Brenner Securities LLC ("Brenner"), one of the underwriters in the offering, is acting as representative of the underwriters. Accordingly, we do not believe any revision is necessary to the prospectus.

Cover Page

8.	Please revise the disclosure here, and elsewhere in the prospectus as appropriate, to highlight the consequences of the offering to Series A purchasers, including, but not limited to, that the Series A holders will bear the entire underwriting discounts & commissions in the offering (including those payable on Series B) plus all offering expenses, and stand to lose all of their investment and have their securities expire worthless in the event that no business combination results. Additionally, provide an affirmative statement, if true, on the cover page and elsewhere as appropriate, that the company currently has no specific merger, capital stock exchange, acquisition, or similar business combination under discussion (whether formally or informally), under consideration, or contemplated.

We have revised the disclosure in the prospectus as requested.

United States Securities and Exchange Commission
April 7, 2005

Summary, page 1

9.	Add a paragraph discussing the consequences to common stock holders if no business combination is consummated by the company, i.e., that they are likely to get little or nothing back (because offering expenses and co operating expenses will be paid from the proceeds of Series A) and their securities will expire worthless.

We have revised the paragraph entitled "Distribution of the proceeds held in trust to Class B stockholders in the event of no business combination" contained in the Prospectus Summary to discuss the consequences to the common stock holders if a business combination is not consummated.

10.	Please avoid the generic conclusion you reach in several of your risk factor narratives and subheadings that the risk could "negatively impact," "adversely affect," "negatively impact," or have a "material adverse affect" or "adversely affect" your business, financial condition, or results of operations. Instead, replace this language with specific disclosure of how your business, financial condition and operations would be affected. See, for example, risk factors 27-29, 32, 33 and 35.

We have revised risk factors as requested.

11.	Add a risk factor to disclose that the company intends to reimburse its initial security holders, including its officers and directors, for out-of-pocket expenses incurred by them on behalf of the company, and that there is no limit on the amount of such expenses reimbursed by the company.

We have revised the 24th risk factor which addressed this risk to include reimbursement to the Company's initial security holders.

12.	Please revise risk factor 6 to provide, in reasonable detail, the "certain circumstances" in which Mr. Rekant and Mr. Becker have agreed to be personally liable for the debts and obligations of the company.

We have revised the 6th risk factor to remove the reference to "certain circumstances." Messrs. Rekant and Becker will be personally liable to ensure that the proceeds in the trust account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered contracted for or products sold to the Company.

13.	Please identify the members of management that you expect to remain associated with the company following a business combination as stated in risk factor 9. In addition, please clarify what is meant by "associated."

We have revised the 9th risk factor to indicate that Messrs. Rekant and Becker are expected to remain associated with the Company following a business combination in senior management or advisory positions.

14.	Since it does not appear that your officers will contribute all of their time to company business, please disclose in risk factor 10 the number of hours per week and percentage of time that they will contribute.

We have revised the 10th risk factor to indicate that Messrs. Rekant and Becker are each expected to devote an average of approximately 10 hours per week to the business of the Company. We do not believe it is necessary to include the percentage of time that they will contribute to the Company's affairs as this will change as the Company's needs change.

15.	Affirmatively state in risk factor 11 whether any of your officers, directors, or affiliates of the same have ever been associated with blank check companies.

We have revised the 11th risk factor to indicate that none of the Company's officers, directors or affiliates has ever been associated with a blank check company.

United States Securities and Exchange Commission
April 7, 2005

16.	Risk factors 33 and 34 are generic and could apply to any company. Please delete these risk factors. Risk factor 36 is generic and repetitive. Please delete as well.

We have deleted the above-referenced risk factors.

17.	Clarify in the subheading to risk factor 37 how accounting practices in your proposed industry "may accentuate fluctuations in operating results."

We have revised the subheading of the above-referenced risk factor to indicate that amortizing film and television programming costs may accentuate fluctuations in the Company's operating results.

Comparisons to Offerings of Blank Check Companies, page 32

18.	Revise the table to discuss more clearly the terms of the offering for each of the Series A and Series B holders relative to the terms under a Rule 419 offering.

We have revised the table to discuss the terms of the offering for each of the Series A and Series B holders relative to the terms under a Rule 419 offering.

Management

19.	Please disclose the types of consulting performed by Robert B. Becker, Inc.

We have revised the disclosure in the prospectus to indicate that Robert B. Becker, Inc. is a private consulting company specializing in business combinations, new business initiatives and contract negotiations.

20.	Please disclose Mr. Intrator's affiliation with Golden Books Family Entertainment. It appears this entity filed for Chapter 11. Please advise.

Mr. Intrator served as a Director of Golden Books Family Entertainment ("Golden Books") from January 2000 through March 2001. Mr. Intrator never served as an executive officer of Golden Books. Mr. Intrator joined the Board of Directors of Golden Books after it had emerged from protection under the Bankruptcy Code, under which it filed for relief in February 1999. Subsequent to Mr. Intrator resigning as a Director of Golden Books, it entered into an asset purchase agreement to sell its assets, a condition of which was that Golden Books was required to file voluntary petitions for relief under Chapter 11 of the Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware. Accordingly, we do not believe that disclosure is required pursuant to Item 401 of Regulation S-K, nor is Mr. Intrator's role as a former Director of Golden Books material to an investor.

Underwriting, page 45

21.	Tell us whether HCFP/Brenner Securities or any members of the underwriting syndicate will engage in any electronic offer, sale or distribution of the shares and describe their procedures to us supplementally. If you become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures. Briefly describe any electronic distribution in the filing, and confirm, if true, that the procedures you will follow with respect to any electronic distribution will be consistent with those previously described to and cleared by the Office of Chief Counsel.

Neither Brenner nor any other member of the underwriting syndicate will engage in any electronic offer, sale or distribution of the securities sold in the offering. The Company undertakes to provide the staff with the requested information if Brenner or any member of the underwriting syndicate engages in electronic offers, sales or distributions under the Registration Statement after the date hereof and will add the appropriate disclosure in the Registration Statement, if applicable.

United States Securities and Exchange Commission
April 7, 2005

22.	Tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and the website, describe the material terms of your agreement, and provide us with a copy of any written agreement. Provide us also with copies of all information concerning your company or prospectus that has appeared on their website. Again, if you subsequently enter into any such arrangements, promptly supplement your response.

Neither Brenner nor any other underwriter has any arrangement with third parties to host or access the preliminary prospectus on the Internet. If the Company or the underwriters subsequently enter into any such arrangements, the Company will promptly supplement its response.

23.	If the company or the underwriters intend to engage a directed share program in conjunction with this offering, please describe to us the mechanics of how and when these shares were or will be offered and sold to investors in the directed share program for this offering. For example, tell us how the prospective recipients and number of reserved shares is determined. Tell us how and when the company and underwriter notified or will notify the directed share investors, including the types of communications used. Discuss the procedures these investors must follow in order to purchase the offered securities, including how and when any communications are sent or received or funds are received by the underwriters or you. How do the procedures for the directed share program differ from the procedures for the general offering to the public? Provide us with copies of all written communications with prospective purchasers about the directed share program.

Neither the Company nor the underwriters intend to engage in a directed share program in connection with this offering. The Company undertakes to provide the staff with the requested information should it decide to enter into a directed share program, and will make the required disclosures in the Registration Statement.

Financial Statements

General

24.	Your attention is directed to section 210.3-12 of Regulation S-X and the possible need for updated financial statements and related disclosures.

Duly noted.

25.	You are reminded that a currently dated consent of the independent accountants with typed signature should be included in any amendment to the registration statement.

Duly noted. A currently dated consent of the independent accountants with typed signature has been included with Amendment No. 1 to the Registration Statement.

If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

Very truly yours,
/s/ Jeffrey M. Gallant Jeffrey M. Gallant

cc:	Stuart B. Rekant Robert B. Becker Ira Scott Greenspan Brad L. Shiffman